State Street Institutional Treasury Money Market Fund Performance Management - Institutional Administration Investment Investor Premier Opportunity [Member] - State Street Institutional Treasury Money Market Fund
Dec. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The bar chart and table below provide some indication of the risks of investing in the Treasury Fund by illustrating the variability of the Fund's returns for Premier Class shares from year-to-year. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.Current performance information for the Fund is available toll free by calling (877) 521-4083 or by visiting our website at www.statestreet.com/im.
Performance Past Does Not Indicate Future [Text]	The Fund's past performance does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Treasury Fund by illustrating the variability of the Fund's returns for Premier Class shares from year-to-year.
Bar Chart [Heading]	Annual Total Returns (years ended 12/31)
Bar Chart Closing [Text Block]	ReturnsQuarter/YearHighest Quarterly Return1.34%Q4 2023Lowest Quarterly Return0.00%Q3 2021
Performance Table Heading	Average Annual Total Returns (for periods ended 12/31/25)
Performance Table Narrative	To obtain the Fund's current yield, please call (877) 521-4083.
Money Market Seven Day Yield Phone	(877) 521-4083
Performance Availability Website Address [Text]	www.statestreet.com/im
Performance Availability Phone [Text]	(877) 521-4083
Premier Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return
Highest Quarterly Return	1.34%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return
Lowest Quarterly Return	none
Lowest Quarterly Return, Date	Sep. 30, 2021